Other Liabilities - Non - Current (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Other Liabilities Non-current
Straight-line rent	$ 67.1	$ 65.6
Deferred compensation	25.0	18.5
Warranty reserve	12.4	11.6
Lease loss reserve	5.8	8.1	9.6
Other liabilities	11.4	7.5
Total other liabilities	$ 121.7	$ 111.3